PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment, net
Property and equipment, gross	$ 9,213	$ 6,959
Less: Accumulated depreciation	(5,549)	(3,957)
Property and equipment, net	3,664	3,002
Depreciation expense	1,838	1,361	1,031
Leasehold improvements
Property and equipment, net
Property and equipment, gross	3,723	3,043
Furniture, fixtures and office equipment
Property and equipment, net
Property and equipment, gross	2,431	1,817
Software and IT equipment
Property and equipment, net
Property and equipment, gross	$ 3,059	$ 2,099